Schedule of Investments
ARK Fintech Innovation ETF

April 30, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.7%

Banks - 2.5%
HDFC Bank Ltd. (India)(a)	46,061	$1,996,744
Silvergate Capital Corp., Class A*	39,223	623,646
Total Banks		2,620,390

Capital Markets - 7.6%
Charles Schwab Corp. (The)	30,999	1,169,282
Interactive Brokers Group, Inc., Class A	42,137	1,727,617
Intercontinental Exchange, Inc.	34,105	3,050,692
SBI Holdings, Inc. (Japan)	112,100	2,121,559
Total Capital Markets		8,069,150

Consumer Finance - 5.8%
LendingClub Corp.*	206,651	1,585,013
LendingTree, Inc.*	18,675	4,656,985
Total Consumer Finance		6,241,998

Entertainment - 1.6%
Sea Ltd. (Taiwan)*(a)	30,472	1,693,634
Insurance - 3.0%
Discovery Ltd. (South Africa)	181,214	948,330
ZhongAn Online P&C Insurance Co. Ltd., Class H (China)*(b)	642,400	2,220,744
Total Insurance		3,169,074

Interactive Media & Services - 19.7%
Facebook, Inc., Class A*	7,448	1,524,680
Pinterest, Inc., Class A*	195,807	4,045,373
Snap, Inc., Class A*	94,100	1,657,101
Tencent Holdings Ltd. (China)(a)	107,744	5,669,489
Z Holdings Corp. (Japan)	896,093	3,498,700
Zillow Group, Inc., Class C*	105,491	4,637,384
Total Interactive Media & Services		21,032,727

Internet & Direct Marketing Retail - 18.9%
Alibaba Group Holding Ltd. (China)*(a)	18,901	3,830,666
Amazon.com, Inc.*	1,509	3,733,266
Meituan Dianping, Class B (China)*	245,927	3,292,773
MercadoLibre, Inc. (Argentina)*	8,681	5,065,450
Pinduoduo, Inc. (China)*(a)	63,985	3,035,448
Rakuten, Inc. (Japan)	143,605	1,225,758
Total Internet & Direct Marketing Retail		20,183,361

IT Services - 20.6%
Adyen NV (Netherlands)*(b)	2,905	2,868,931
PayPal Holdings, Inc.*	34,593	4,254,939
Square, Inc., Class A*	172,774	11,254,498
Twilio, Inc., Class A*	20,220	2,270,706
Wirecard AG (Germany)	13,496	1,336,985
Total IT Services		21,986,059

Professional Services - 2.0%
TransUnion	13,600	1,071,544
Verisk Analytics, Inc.	7,094	1,084,176
Total Professional Services		2,155,720

Semiconductors & Semiconductor Equipment - 2.7%
NVIDIA Corp.	5,036	1,471,922
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	27,614	1,467,132
Total Semiconductors & Semiconductor Equipment		2,939,054

Software - 10.4%
DocuSign, Inc.*	10,176	1,065,936
Guidewire Software, Inc.*	10,449	949,187
Intuit, Inc.	5,033	1,357,954
Lightspeed POS, Inc. (Canada)*	31,601	598,670
salesforce.com, Inc.*	12,699	2,056,603
Splunk, Inc.*	20,231	2,839,623
Workday, Inc., Class A*	7,914	1,217,965
Zscaler, Inc.*	14,968	1,004,053
Total Software		11,089,991

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	17,742	5,212,600
Total Common Stocks
(Cost $97,754,391)		106,393,758
MONEY MARKET FUND–0.3%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.15% (c)
(Cost $326,143)	326,143	326,143
Total Investments–100.0%
(Cost $98,080,534)		106,719,901
Liabilities in Excess of Other Assets–(0.0)%(d)		(16,633)
Net Assets–100.0%		$106,703,268

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of April 30, 2020.
(d)	Less than 0.05%

Schedule of Investments
ARK Fintech Innovation ETF

April 30, 2020 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2020, based upon the three levels defined above:

ARK Fintech Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)	$106,393,758	$–	$–	$106,393,758
Money Market Fund	326,143	–	–	326,143
Total	$106,719,901	$–	$–	$106,719,901

(e)   Please refer to the Schedule of Investments to view securities segregated by industry type.